Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Discourse of Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Assets owned and used by the Company			Right-of- use assets
	Computers	Lab equipment	Office furniture and equipment	Leasehold office	Total
Cost:
Balance at January 1, 2022	$7	$-	$29	$78	$114
Purchases	4	-	4	-	8

Balance at December 31, 2022	11	-	33	78	122

Accumulated depreciation:
Balance at January 1, 2022	1	-	1	20	22
Depreciation	2	-	2	39	43

Balance at December 31, 2022	3	-	3	59	65

Depreciated cost at December 31, 2022	8	-	30	19	57

Balance at January 1, 2021	$20	$12	$23	$-	$55
New leases	-	-	-	78	78
Purchases	6	-	29	-	35
Disposals	(19)	(12)	(23)	-	(54)

Balance at December 31, 2021	7	-	29	78	114

Accumulated depreciation:
Balance at January 1, 2021	19	12	13	-	44
Depreciation of leases	-	-	-	20	20
Depreciation	1	-	11	-	12
Disposals	(19)	(12)	(23)	-	(54)

Balance at December 31, 2021	1	-	-	20	22

Depreciated cost at December 31, 2021	6	-	28	58	92